RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Summary of Financing Receivables
A summary of financing receivables as of September 30, 2021 and December 31, 2020 is as follows:

	September 30, 2021	December 31, 2020
	(in millions)
Retail	$9,472	$9,257
Wholesale	8,392	9,127
Other	79	73
Total	$17,943	$18,457

Summary of Aging of Financing Receivables
The aging of financing receivables as of September 30, 2021 and December 31, 2020 is as follows (in millions):

	September 30, 2021
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2021					$2,220	$—	$2,220
2020					1,946	1	1,947
2019					1,048	1	1,049
2018					643	1	644
2017					305	1	306
Prior to 2017					129	1	130
Total	$9	$—	$9	$6,282	$6,291	$5	$6,296
South America
2021					$627	$—	$627
2020					573	1	574
2019					320	1	321
2018					206	1	207
2017					112	—	112
Prior to 2017					77	—	77
Total	$7	$—	$7	$1,908	$1,915	$3	$1,918
Rest of World
2021					$411	$—	$411
2020					399	4	403
2019					184	1	185
2018					117	1	118
2017					54	—	54
Prior to 2017					5	—	5
Total	$11	$10	$21	$1,149	$1,170	$6	$1,176
Europe	$—	$—	$—	$82	$82	$—	$82
Total Retail	$27	$10	$37	$9,421	$9,458	$14	$9,472
Wholesale
North America	$—	$—	$—	$2,565	$2,565	$—	$2,565
South America	—	—	—	536	536	27	563
Rest of World	2	1	3	659	662	1	663
Europe	—	—	—	4,601	4,601	—	4,601
Total Wholesale	$2	$1	$3	$8,361	$8,364	$28	$8,392

	December 31, 2020
	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$2,619	$—	$2,619
2019					1,571	1	1,572
2018					1,033	1	1,034
2017					543	1	544
2016					262	1	263
Prior to 2016					81	—	81
Total	$29	$—	$29	$6,080	$6,109	$4	$6,113
South America
2020					$792	$1	$793
2019					448	3	451
2018					299	4	303
2017					173	2	175
2016					86	1	87
Prior to 2016					71	1	72
Total	$4	$1	$5	$1,864	$1,869	$12	$1,881
Rest of World
2020					$544	$—	$544
2019					270	1	271
2018					195	1	196
2017					117	1	118
2016					39	—	39
Prior to 2016					2	—	2
Total	$7	$4	$11	$1,156	$1,167	$3	$1,170
Europe	$—	$—	$—	$93	$93	$—	$93
Total Retail	$40	$5	$45	$9,193	$9,238	$19	$9,257
Wholesale
North America	$—	$—	$—	$2,722	$2,722	$31	$2,753
South America	—	—	—	537	537	42	579
Rest of World	3	—	3	542	545	—	545
Europe	—	—	—	5,250	5,250	—	5,250
Total Wholesale	$3	$—	$3	$9,051	$9,054	$73	$9,127

Summary of Allowance for Credit Loss Activity
Allowance for credit losses activity for the three and nine months ended September 30, 2021 is as follows (in millions):

	Three Months Ended September 30, 2021
	Retail	Wholesale
Opening Balance	$357	$182
Provision	6	(3)
Charge-offs, net of recoveries	(20)	—
Foreign currency translation and other	(8)	(6)
Ending Balance	$335	$173

	Nine Months Ended September 30, 2021
	Retail	Wholesale
Opening Balance	$381	$174
Provision	11	4
Charge-offs, net of recoveries	(39)	(3)
Foreign currency translation and other	(18)	(2)
Ending Balance	$335	$173
Allowance for credit losses activity for the three and nine months ended September 30, 2020 and for the year ended December 31, 2020 is as follows (in millions):

	Three Months Ended September 30, 2020
	Retail	Wholesale
Opening Balance	$326	$159
Provision	28	6
Charge-offs, net of recoveries	(18)	(4)
Foreign currency translation and other	3	6
Ending Balance	$339	$167

	Nine Months Ended September 30, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	82	23
Charge-offs, net of recoveries	(62)	(5)
Foreign currency translation and other	(15)	(1)
Ending Balance	$339	$167

	Twelve Months Ended December 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision	113	27
Charge-offs, net of recoveries	(56)	(14)
Foreign currency translation and other	(10)	11
Ending Balance	$381	$174

Summary of Carrying Amount of Restricted Assets
At September 30, 2021 and December 31, 2020, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	September 30, 2021	December 31, 2020
Retail note and finance lease receivables	$6,646	$6,224
Wholesale receivables	5,205	7,011
Total	$11,851	$13,235